Accounting information and policies	12 Months Ended
Jun. 30, 2021
Disclosure Of Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Accounting information and policies
Introduction
This section describes the basis of preparation of the consolidated financial statements and the group’s accounting policies that are applicable to the financial statements as a whole. Accounting policies, critical accounting estimates and judgements specific to a note are included in the note to which they relate. Furthermore, the section details new accounting standards, amendments and interpretations, that the group has adopted in the current financial year or will adopt in subsequent years.
1. Accounting information and policies
(a) Basis of preparation
The consolidated financial statements are prepared in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006 and International Financial Reporting Standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union and IFRS as issued by the International Accounting Standards Board (IASB). IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the years presented. The consolidated financial statements are prepared on a going concern basis under the historical cost convention, unless stated otherwise in the relevant accounting policy.
The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.

(b) Going concern
Management has prepared cash flow forecasts which have also been sensitised to reflect severe, but plausible downside scenarios taking into consideration the group's principal risks. In our base case scenario, we expect net sales momentum to continue into the year ending 30 June 2022, however, we expect near-term volatility to remain. The potential financial impact of a slower Covid-19 pandemic recovery has been modelled in the plausible downside scenarios. Even with these negative sensitivities for each region taken into account, the group’s cash position is still considered to remain strong, as we have protected our liquidity by launching and pricing €700 million of fixed rate Euro and £400 million of fixed rate Sterling denominated bonds under Diageo’s European Debt Issuance Programme. Mitigating actions, should they be required, are all within management’s control and could include reductions in discretionary spending including acquisitions and capital expenditure, as well as a temporary suspension of the share buyback programme and dividend payments in the next 12 months or drawdown on committed facilities. Having considered the outcome of these assessments, the Directors are comfortable that the Company is going concern for at least 12 months from the date of signing the company's consolidated financial statements.

(c) Consolidation
The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. A subsidiary is an entity controlled by Diageo plc. The group controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Where the group has the ability to exercise joint control over an entity but has rights to specified assets and obligations for liabilities of that entity, the entity is included on the basis of the group’s rights over those assets and liabilities.

(d) Foreign currencies
Items included in the financial statements of the group’s subsidiaries, associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (its functional currency). The consolidated financial statements are presented in sterling, which is the functional currency of the parent company.
The income statements and cash flows of non-sterling entities are translated into sterling at weighted average rates of exchange, other than substantial transactions that are translated at the rate on the date of the transaction. Exchange differences arising on the retranslation to closing rates are taken to the exchange reserve.
Assets and liabilities are translated at closing rates. Exchange differences arising on the retranslation at closing rates of the opening balance sheets of overseas entities are taken to the exchange reserve, as are exchange differences arising on foreign currency borrowings and financial instruments designated as net investment hedges, to the extent that they are effective. Tax charges and credits arising on such items are also taken to the exchange reserve. Gains and losses accumulated in the exchange reserve are recycled to the income statement when the foreign operation is sold. Other exchange differences are taken to the income statement. Transactions in foreign currencies are recorded at the rate of exchange at the date of the transaction.
The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2021, expressed in US dollars and euros per £1, were as follows:

	2021	2020	2019
US dollar
Income statement and cash flows(i)	1.35	1.26	1.29
Assets and liabilities(ii)	1.39	1.23	1.27
Euro
Income statement and cash flows(i)	1.13	1.14	1.13
Assets and liabilities(ii)	1.17	1.09	1.12
(i)    Weighted average rates
(ii)    Year end rates

The group uses foreign exchange hedges to mitigate the effect of exchange rate movements. For further information see note 15.

(e) Critical accounting estimates and judgements
Details of critical estimates and judgements which the directors consider could have a significant impact upon the financial statements are set out in the related notes as follows:
–Exceptional items – management judgement whether exceptional or not – page 236
–Taxation – management judgement of whether a provision is required and management estimate of amount of corporate tax payable or receivable, the recoverability of deferred tax assets and expectation on manner of recovery of deferred taxes – pages 241 and 285
–Brands, goodwill and other intangibles – management judgement of the assets to be recognised and synergies resulting from an acquisition. Management judgement and estimate are required in determining future cash flows and appropriate applicable assumptions to support the intangible asset value – page 249
–Post employment benefits – management judgement in determining whether a surplus can be recovered and management estimate in determining the assumptions in calculating the liabilities of the funds – page 257
–Contingent liabilities and legal proceedings – management judgement in assessing the likelihood of whether a liability will arise and an estimate to quantify the possible range of any settlement and significant unprovided tax matters where maximum exposure is provided for each – page 285
Venezuela is a hyperinflationary economy where the government maintains a regime of strict currency controls with multiple foreign currency rate systems. Access to US dollars on these exchange systems is very limited. The foreign currency denominated transactions and balances of the group’s Venezuelan operations are translated into the local functional currency (Venezuelan bolivar) at the rate they are expected to be settled, applying the most appropriate official exchange rate (DICOM). For consolidation purposes, the group converts its Venezuelan operations using management’s estimate of the exchange rate considering forecast inflation and the most appropriate official exchange rate. The exchange rate used to translate the results of the group’s Venezuelan operations was VES/£ 236,878,083 for the year ended 30 June 2021 (2020 - VES/£ 10,024,865). Movement in the price index for the year ended 30 June 2021 was 1,991% (2020 - 2,464%). The inflation rate used by the group is provided by an independent valuer, because no reliable, official published rate is available that is representative of the situation in Venezuela.
The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the year ended 30 June 2021 and 30 June 2020 and with the amounts that would have resulted if the official DICOM exchange rate had been applied:

	Year ended 30 June 2021		Year ended 30 June 2020
	At estimated exchange rate	At DICOM exchange rate	At estimated exchange rate	At DICOM exchange rate
	236,878,083 VES/£	4,449,579 VES/£	10,024,865 VES/£	252,558 VES/£
	£ million	£ million	£ million	£ million
Net sales	—	4	—	3
Operating (loss)/profit	(1)	11	—	10
Other finance income - hyperinflation adjustment	2	122	6	222
Net cash inflow from operating activities	—	9	—	6
Net assets	38	2,016	48	1,893
Lebanon became a hyperinflationary economy during the year ended 30 June 2021. Hyperinflationary accounting has been applied for the group’s Lebanese operations from 1 July 2020, with hyperinflationary gains and foreign exchange losses associated with monetary items being reported in finance charges. The impact of applying hyperinflationary accounting was immaterial.
(f) New accounting standards and interpretations
The following amendments to the accounting standards, issued by the IASB which have been endorsed by the EU, have been adopted by the group from 1 July 2020 with no impact on the group’s consolidated results, financial position or disclosures:
–Amendments to References to the Conceptual Framework in IFRS Standards
–Amendments to IFRS 3 – Definition of a Business
–Amendments to IAS 1 and IAS 8 – Definition of Material
–Amendments to IFRS 16 – Covid-19 - Related Rent Concessions
The following amendments and standards issued by the IASB which have been endorsed by the EU, have been adopted by the group:
Amendments to IFRS 9, IAS 39 and IFRS 7 – Interest rate benchmark reform (phase 1). The amendment provides temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by interbank offered rate (IBOR) reform. The reliefs have the effect that IBOR reform should not generally cause hedge accounting to terminate. The expectations are that the cash flows in relation to hedging relationships will not be altered by the reform and the derivative instruments used in hedge accounting will still provide a close approximation to the extent of the managed risk exposures.
Amendments to IAS 19 – Plan Amendment, Curtailment or Settlement. The amendment requires the remeasurement of service cost and interest charge for the rest of the period following plan amendments, settlements and curtailments using actuarial assumptions prevailing at the date of these events. The amendment is applicable to Diageo from 1 July 2019 on a prospective basis and has resulted in an additional service cost of £1 million in the year ended 30 June 2021 (2020 – £1 million).
IFRS 16 - Leases. The group adopted IFRS 16 from 1 July 2019 by applying the modified retrospective method. Comparative periods have not been restated. The impact of the adoption is included in Note 11.
The following amendment and standard, issued by the IASB has not been adopted by the group:
IFRS 17 – Insurance contracts (effective in the year ending 30 June 2024) is ultimately intended to replace IFRS 4.
Based on a preliminary assessment the group believes that the adoption of IFRS 17 will not have a significant impact on its consolidated results or financial position.
Amendments to IFRS 9, IAS 39 and IFRS 7 – Interest rate benchmark reform (phase 2). The amendment to IFRS 9 provides relief from applying specific hedge accounting and financial instrument derecognition requirements directly affected by interbank offered rate (IBOR) reform. By applying the practical expedient, Diageo will not be required to discontinue its hedging relationships as a result of changes in reference rates due to the IBOR reform. The amendment to IFRS 7 will require additional disclosure explaining the nature and extent of risk related to the reform and the progress of the transition.
There are a number of other amendments and clarifications to IFRS, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.

g) Climate change considerations
The impact of climate change assessment and the stated net zero carbon emission on our direct operation (scope 1 & 2) by 2030 has been considered as part of the assessment of estimates and judgements in preparing the group accounts.
The climate change scenario analyses – conducted in line with TCFD recommendations – undertaken this year did not identify any material financial impact.
The following considerations were made in respect of financial statements:
–Impact of climate change is not expected to be material on the going concern period and viability of the group over the next three years.
–The forecasts of cash flows used in impairment assessments for the value in use of non-current assets including goodwill (see Note 9)
–The impact of climate change on pension assets.
–The impact of climate change on the carrying value of the fixed assets.